Income Taxes - (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table sets forth income tax expense (benefit) for the periods indicated (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current taxes:
Bermuda	$—	$—	$—
U.S.	50,604	45,861	46,380
Foreign	563	580	952
	$51,167	$46,441	$47,332
Deferred taxes:
Bermuda	$—	$—	$—
U.S.	(2,350)	8,010	23,522
Foreign	(14)	13	(47)
	(2,364)	8,023	23,475
Income tax expense (benefit)	$48,803	$54,464	$70,807
The following table summarizes the components of income taxes payable included in Accounts payable and other accrued expenses on the Consolidated Balance Sheets (in thousands):

	December 31, 2024	December 31, 2023
Corporate income taxes payable	$205	$99
Unrecognized tax benefits	—	—
Interest accrued	—	—
Penalties	—	—
Income taxes payable	$205	$99

Schedule of Income before Income Tax, Domestic and Foreign
The following table sets forth the components of income (loss) before income taxes (in thousands):

	Year Ended December 31,
	2024	2023	2022
Bermuda sources	$308,711	$325,453	$532,391
U.S. sources	256,967	201,960	284,468
Foreign sources	1,320	1,140	870
Income (loss) before income taxes	$566,998	$528,553	$817,729

Schedule of Effective Income Tax Rate Reconciliation
The following table sets forth the difference between the Bermuda statutory income tax rate and the effective tax rate on the Consolidated Statements of Operations for the periods indicated below:

	Year Ended December 31,
	2024	2023	2022
Bermuda tax rate	—%	—%	—%
Change in enacted tax act	(0.52)%	0.86%	0.66%
U.S. income taxed at other than the statutory rate	9.18%	8.54%	7.58%
Effect of uncertain tax positions	—%	—%	(0.06)%
Foreign income taxed at other than the statutory rate	0.09%	0.10%	0.16%
Effect of permanent differences	1.01%	0.75%	0.10%
Effect of investment tax credit purchase	(0.41)%	—%	—%
Other discrete items	(0.74)%	0.05%	0.22%
Effective income tax rate	8.61%	10.30%	8.66%

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the components of deferred income tax assets and liabilities (in thousands):

	December 31, 2024	December 31, 2023
Deferred income tax assets:
Net operating loss and interest expense limitation carryforwards	$10,378	$6,244
Deferred income	2,172	2,344
Accrued liabilities and other payables	3,758	5,191
Total deferred tax assets	$16,308	$13,779

Deferred income tax liabilities:
Accelerated depreciation	$286,914	$321,494
Deferred partnership income (loss)	133,656	100,961
Goodwill and other intangible amortization	4,066	4,055
Derivative instruments	1,346	3,170
Other	850	—
Total deferred tax liability	426,832	429,680
Net deferred income tax liability	$410,524	$415,901

Summary of Income Tax Interest and Penalties	The following table summarizes interest and penalty expense (in thousands):

	Year Ended December 31,
	2024	2023	2022
Interest expense (benefit)	$—	$—	$(86)
Penalty expense (benefit)	$—	$—	$(98)